Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)(1)(2)	13,686	$ 1,657,101
L3Harris Technologies, Inc.(2)	6,224	1,293,534
Northrop Grumman Corp.(2)	17,902	8,419,669
Raytheon Technologies Corp.	25,063	2,051,657
Textron, Inc.(2)	25,000	1,456,500
		$ 14,878,461
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	10,876	$ 1,047,468
FedEx Corp.(2)	25,598	3,800,535
		$ 4,848,003
Airlines — 0.1%
Southwest Airlines Co.(1)(2)	52,956	$ 1,633,163
		$ 1,633,163
Auto Components — 0.1%
Aptiv PLC(1)(2)	22,662	$ 1,772,395
		$ 1,772,395
Automobiles — 3.5%
Ford Motor Co.	80,000	$ 896,000
Tesla, Inc.(1)(2)	164,637	43,669,964
		$ 44,565,964
Banks — 2.3%
Bank of America Corp.(2)	130,000	$ 3,926,000
Fifth Third Bancorp(2)	88,466	2,827,373
Huntington Bancshares, Inc.(2)	179,679	2,368,169
JPMorgan Chase & Co.(2)	78,928	8,247,976
KeyCorp(2)	306,720	4,913,655
Regions Financial Corp.(2)	254,924	5,116,325
Truist Financial Corp.(2)	41,626	1,812,396
		$ 29,211,894
Beverages — 2.2%
Coca-Cola Co. (The)(2)	153,082	$ 8,575,653
Constellation Brands, Inc., Class A(2)	3,691	847,749
PepsiCo, Inc.(2)	115,146	18,798,736
		$ 28,222,138
Security	Shares	Value
Biotechnology — 2.7%
AbbVie, Inc.(2)	31,216	$ 4,189,499
Amgen, Inc.(2)	59,770	13,472,158
Biogen, Inc.(1)(2)	15,031	4,013,277
Gilead Sciences, Inc.(2)	202,361	12,483,650
		$ 34,158,584
Building Products — 0.6%
A.O. Smith Corp.	12,010	$ 583,446
Allegion PLC(2)	10,516	943,075
Johnson Controls International PLC(2)	51,461	2,532,910
Trane Technologies PLC(2)	23,525	3,406,655
		$ 7,466,086
Capital Markets — 2.0%
Charles Schwab Corp. (The)(2)	16,644	$ 1,196,205
CME Group, Inc.(2)	12,294	2,177,636
Goldman Sachs Group, Inc. (The)(2)	17,502	5,128,961
Moody's Corp.(2)	24,502	5,956,681
S&P Global, Inc.(2)	25,175	7,687,186
State Street Corp.(2)	31,991	1,945,373
T. Rowe Price Group, Inc.(2)	13,079	1,373,426
		$ 25,465,468
Chemicals — 1.5%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,044,807
Corteva, Inc.(2)	20,341	1,162,488
Dow, Inc.(2)	20,341	893,580
DuPont de Nemours, Inc.(2)	20,341	1,025,186
FMC Corp.(2)	8,245	871,497
Linde PLC(2)	18,902	5,095,790
PPG Industries, Inc.(2)	59,416	6,576,757
		$ 18,670,105
Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	40,986	$ 4,360,911
Waste Management, Inc.(2)	6,187	991,219
		$ 5,352,130
Communications Equipment — 1.4%
Cisco Systems, Inc.(2)	462,325	$ 18,493,000
		$ 18,493,000
Consumer Finance — 0.9%
American Express Co.(2)	30,565	$ 4,123,524

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.(2)	10,757	$ 991,473
Discover Financial Services(2)	69,858	6,351,489
		$ 11,466,486
Containers & Packaging — 0.2%
Packaging Corp. of America	11,617	$ 1,304,473
WestRock Co.(2)	21,317	658,482
		$ 1,962,955
Distributors — 0.3%
Genuine Parts Co.(2)	13,533	$ 2,020,748
LKQ Corp.(2)	28,101	1,324,962
		$ 3,345,710
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	21,762	$ 5,810,889
		$ 5,810,889
Diversified Telecommunication Services — 0.9%
Lumen Technologies, Inc.	194,525	$ 1,416,142
Verizon Communications, Inc.(2)	278,522	10,575,480
		$ 11,991,622
Electric Utilities — 1.2%
Edison International(2)	76,198	$ 4,311,283
NextEra Energy, Inc.(2)	136,161	10,676,384
NRG Energy, Inc.(2)	23,696	906,846
		$ 15,894,513
Electrical Equipment — 0.4%
Generac Holdings, Inc.(1)(2)	18,143	$ 3,231,994
Rockwell Automation, Inc.(2)	8,828	1,898,991
		$ 5,130,985
Entertainment — 1.5%
Netflix, Inc.(1)(2)	40,040	$ 9,427,018
Walt Disney Co. (The)(1)(2)	100,149	9,447,055
		$ 18,874,073
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.(2)	17,730	$ 3,806,631
Apartment Income REIT Corp.(2)	34,427	1,329,571
Apartment Investment and Management Co., Class A(2)	27,957	204,086
Digital Realty Trust, Inc.(2)	9,433	935,565
Duke Realty Corp.(2)	20,602	993,016
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.(2)	30,000	$ 1,319,100
Mid-America Apartment Communities, Inc.(2)	31,281	4,850,745
ProLogis, Inc.(2)	12,000	1,219,200
		$ 14,657,914
Food & Staples Retailing — 1.3%
Kroger Co. (The)(2)	125,471	$ 5,489,356
Sysco Corp.(2)	22,318	1,578,106
Walmart, Inc.(2)	73,418	9,522,315
		$ 16,589,777
Food Products — 1.2%
Hershey Co. (The)(2)	5,163	$ 1,138,287
Hormel Foods Corp.(2)	21,160	961,510
Lamb Weston Holdings, Inc.(2)	16,086	1,244,735
Mondelez International, Inc., Class A(2)	212,633	11,658,667
		$ 15,003,199
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories(2)	15,787	$ 1,527,550
Baxter International, Inc.(2)	36,672	1,975,154
Edwards Lifesciences Corp.(1)(2)	66,378	5,484,814
Intuitive Surgical, Inc.(1)(2)	69,017	12,936,546
Stryker Corp.(2)	33,820	6,849,903
		$ 28,773,967
Health Care Providers & Services — 2.9%
Cigna Corp.(2)	31,281	$ 8,679,539
CVS Health Corp.(2)	52,381	4,995,576
DaVita, Inc.(1)(2)	11,550	955,994
McKesson Corp.(2)	7,813	2,655,404
UnitedHealth Group, Inc.(2)	39,546	19,972,312
		$ 37,258,825
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment, Inc.(1)	25,480	$ 821,985
Chipotle Mexican Grill, Inc.(1)(2)	3,188	4,790,799
Darden Restaurants, Inc.(2)	21,181	2,675,584
Marriott International, Inc., Class A(2)	67,519	9,462,113
McDonald's Corp.(2)	35,561	8,205,345
Yum! Brands, Inc.(2)	14,466	1,538,314
		$ 27,494,140
Household Durables — 0.2%
Newell Brands, Inc.	45,220	$ 628,106

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
PulteGroup, Inc.(2)	21,021	$ 788,288
Whirlpool Corp.(2)	8,566	1,154,782
		$ 2,571,176
Household Products — 0.5%
Clorox Co. (The)(2)	27,426	$ 3,521,224
Procter & Gamble Co. (The)(2)	18,414	2,324,768
		$ 5,845,992
Industrial Conglomerates — 0.4%
3M Co.(2)	11,474	$ 1,267,877
Honeywell International, Inc.(2)	26,647	4,449,250
		$ 5,717,127
Insurance — 1.4%
American International Group, Inc.(2)	70,241	$ 3,335,043
Chubb, Ltd.(2)	35,393	6,437,279
Marsh & McLennan Cos., Inc.(2)	15,767	2,353,855
Travelers Cos., Inc. (The)(2)	35,246	5,399,687
		$ 17,525,864
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A(1)(2)	390,780	$ 37,378,107
Alphabet, Inc., Class C(1)(2)	380,840	36,617,766
Meta Platforms, Inc., Class A(1)(2)	165,175	22,410,944
Twitter, Inc.(1)(2)	20,944	918,185
		$ 97,325,002
Internet & Direct Marketing Retail — 5.9%
Amazon.com, Inc.(1)(2)	594,180	$ 67,142,340
Etsy, Inc.(1)(2)	10,906	1,092,018
MercadoLibre, Inc.(1)(2)	5,488	4,542,857
Pinduoduo, Inc. ADR(1)(2)	42,023	2,629,799
		$ 75,407,014
IT Services — 2.7%
EPAM Systems, Inc.(1)(2)	4,193	$ 1,518,663
Fidelity National Information Services, Inc.(2)	93,128	7,037,683
FleetCor Technologies, Inc.(1)	5,032	886,487
Global Payments, Inc.(2)	12,000	1,296,600
International Business Machines Corp.(2)	20,689	2,458,060
Mastercard, Inc., Class A(2)	29,276	8,324,338
Visa, Inc., Class A(2)	70,865	12,589,167
		$ 34,110,998
Security	Shares	Value
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.(2)	31,117	$ 3,782,271
Danaher Corp.(2)	10,019	2,587,808
Illumina, Inc.(1)(2)	12,000	2,289,480
PerkinElmer, Inc.(2)	23,065	2,775,411
Thermo Fisher Scientific, Inc.(2)	11,438	5,801,239
West Pharmaceutical Services, Inc.	4,736	1,165,435
		$ 18,401,644
Machinery — 0.9%
Caterpillar, Inc.(2)	7,735	$ 1,269,159
Dover Corp.(2)	25,606	2,985,147
Ingersoll Rand, Inc.(2)	20,758	897,991
Parker-Hannifin Corp.(2)	12,287	2,977,263
Stanley Black & Decker, Inc.(2)	43,010	3,234,782
Westinghouse Air Brake Technologies Corp.(2)	7,000	569,450
		$ 11,933,792
Media — 1.2%
Comcast Corp., Class A(2)	424,547	$ 12,451,964
Fox Corp., Class A	34,887	1,070,333
Paramount Global, Class B(2)	88,076	1,676,967
		$ 15,199,264
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(2)	94,914	$ 2,593,999
Newmont Corp.(2)	25,563	1,074,413
		$ 3,668,412
Multiline Retail — 0.7%
Dollar General Corp.(2)	17,273	$ 4,143,102
Dollar Tree, Inc.(1)(2)	22,132	3,012,165
Target Corp.(2)	13,193	1,957,709
		$ 9,112,976
Multi-Utilities — 1.0%
CMS Energy Corp.(2)	177,055	$ 10,311,683
Dominion Energy, Inc.(2)	36,763	2,540,691
		$ 12,852,374
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.(2)	69,284	$ 9,954,032
Coterra Energy, Inc.(2)	30,000	783,600
Devon Energy Corp.(2)	72,500	4,359,425
Diamondback Energy, Inc.(2)	88,555	10,667,335
Exxon Mobil Corp.(2)	34,694	3,029,133
ONEOK, Inc.(2)	26,014	1,332,958

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66(2)	57,101	$ 4,609,193
Williams Cos., Inc. (The)	37,548	1,074,999
		$ 35,810,675
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A(2)	29,712	$ 6,414,821
		$ 6,414,821
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.(2)	106,404	$ 7,564,260
Eli Lilly & Co.(2)	12,046	3,895,074
Johnson & Johnson(2)	43,189	7,055,355
Merck & Co., Inc.(2)	111,665	9,616,590
Organon & Co.(2)	11,166	261,284
Pfizer, Inc.(2)	220,239	9,637,659
Viatris, Inc.(2)	30,036	255,907
		$ 38,286,129
Professional Services — 0.3%
Equifax, Inc.(2)	14,785	$ 2,534,592
Robert Half International, Inc.(2)	12,784	977,976
		$ 3,512,568
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	14,698	$ 992,262
		$ 992,262
Road & Rail — 0.8%
Canadian Pacific Railway, Ltd.	16,972	$ 1,132,372
Norfolk Southern Corp.(2)	9,503	1,992,304
Union Pacific Corp.(2)	37,756	7,355,624
		$ 10,480,300
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(1)(2)	132,313	$ 8,383,352
Analog Devices, Inc.(2)	77,403	10,785,334
ASML Holding NV - NY Shares(2)	12,644	5,251,685
Enphase Energy, Inc.(1)(2)	19,924	5,528,312
Intel Corp.(2)	319,544	8,234,649
Microchip Technology, Inc.(2)	115,044	7,021,135
Monolithic Power Systems, Inc.(2)	1,569	570,175
NXP Semiconductors NV(2)	47,520	7,009,675
ON Semiconductor Corp.(1)(2)	110,775	6,904,606
Qorvo, Inc.(1)(2)	7,371	585,331
QUALCOMM, Inc.(2)	137,551	15,540,512
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.(1)(2)	12,242	$ 2,833,533
Texas Instruments, Inc.(2)	140,016	21,671,677
		$ 100,319,976
Software — 12.1%
Adobe, Inc.(1)(2)	31,290	$ 8,611,008
Ceridian HCM Holding, Inc.(1)(2)	43,366	2,423,292
Crowdstrike Holdings, Inc., Class A(1)	30,642	5,050,108
Fortinet, Inc.(1)(2)	140,865	6,920,698
Microsoft Corp.(2)	447,480	104,218,092
Oracle Corp.(2)	138,657	8,467,783
Paycom Software, Inc.(1)(2)	23,397	7,720,776
Salesforce, Inc.(1)(2)	62,148	8,939,368
ServiceNow, Inc.(1)(2)	2,804	1,058,818
Tyler Technologies, Inc.(1)	5,061	1,758,698
		$ 155,168,641
Specialty Retail — 1.6%
Advance Auto Parts, Inc.(2)	23,636	$ 3,695,252
Best Buy Co., Inc.(2)	28,506	1,805,570
Home Depot, Inc. (The)(2)	44,182	12,191,581
Ross Stores, Inc.(2)	26,000	2,191,020
		$ 19,883,423
Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc.(2)	951,458	$ 131,491,496
		$ 131,491,496
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(2)	87,185	$ 7,246,817
		$ 7,246,817
Tobacco — 0.3%
Altria Group, Inc.(2)	33,058	$ 1,334,882
Philip Morris International, Inc.(2)	24,163	2,005,771
		$ 3,340,653
Trading Companies & Distributors — 0.6%
Fastenal Co.(2)	158,488	$ 7,296,787
		$ 7,296,787
Total Common Stocks (identified cost $416,167,795)		$1,278,908,629

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	1,863,049	$ 1,863,049
Total Short-Term Investments (identified cost $1,863,049)		$ 1,863,049
Total Investments — 100.3% (identified cost $418,030,844)		$1,280,771,678
Total Written Call Options — (0.4)% (premiums received $25,488,547)		$ (5,056,193)
Other Assets, Less Liabilities — 0.1%		$ 1,723,485
Net Assets — 100.0%		$1,277,438,970
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	37	$40,593,514	$12,300	10/3/22	$ (1,110)
NASDAQ 100 Index	36	39,496,392	12,400	10/5/22	(1,530)
NASDAQ 100 Index	36	39,496,392	12,750	10/7/22	(1,620)
NASDAQ 100 Index	36	39,496,392	13,100	10/10/22	(1,260)
NASDAQ 100 Index	37	40,593,514	12,400	10/12/22	(12,303)
NASDAQ 100 Index	37	40,593,514	12,100	10/14/22	(74,555)
NASDAQ 100 Index	37	40,593,514	12,200	10/17/22	(71,595)
NASDAQ 100 Index	37	40,593,514	12,200	10/19/22	(85,100)
NASDAQ 100 Index	38	41,690,636	11,650	10/21/22	(419,330)
NASDAQ 100 Index	37	40,593,514	11,800	10/24/22	(351,315)
NASDAQ 100 Index	37	40,593,514	11,700	10/26/22	(490,805)
NASDAQ 100 Index	37	40,593,514	11,500	10/28/22	(801,975)
S&P 500 Index	169	60,596,978	3,970	10/3/22	(423)
S&P 500 Index	168	60,238,416	4,010	10/5/22	(840)
S&P 500 Index	168	60,238,416	4,100	10/7/22	(840)
S&P 500 Index	167	59,879,854	4,200	10/10/22	(1,670)
S&P 500 Index	168	60,238,416	4,010	10/12/22	(7,980)
S&P 500 Index	171	61,314,102	3,930	10/14/22	(48,307)
S&P 500 Index	170	60,955,540	3,950	10/17/22	(47,600)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	168	$60,238,416	$ 3,960	10/19/22	$ (56,280)
S&P 500 Index	173	62,031,226	3,785	10/21/22	(461,910)
S&P 500 Index	170	60,955,540	3,800	10/24/22	(425,850)
S&P 500 Index	169	60,596,978	3,750	10/26/22	(705,575)
S&P 500 Index	172	61,672,664	3,720	10/28/22	(986,420)
Total					$(5,056,193)
Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $1,863,049, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$86,093,012	$(84,229,963)	$ —	$ —	$1,863,049	$50,104	1,863,049
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

At September 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,278,908,629*	$ —	$ —	$1,278,908,629
Short-Term Investments	1,863,049	—	—	1,863,049
Total Investments	$1,280,771,678	$ —	$ —	$1,280,771,678
Liability Description
Written Call Options	$ (5,056,193)	$ —	$ —	$ (5,056,193)
Total	$ (5,056,193)	$ —	$ —	$ (5,056,193)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
Proposed Plan of Reorganization
In November 2022, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Tax-Managed Buy-Write Strategy Fund (Buy-Write Strategy Fund) in exchange for common shares of the Fund. The proposed reorganization is subject to approval by the shareholders of Buy-Write Strategy Fund.